RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Net Amounts Recognized in Balance Sheet - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
The Group [member]
Net amount recognised in the balance sheet
Beginning Balance		£ 1,146	£ 586
Net defined benefit pension charge		(241)	(396)
Actuarial gains (losses) on defined benefit obligation		(4,958)	1,641
Return on plan assets		3,531	(1,529)
Employer contributions		1,062	827
Transfer of subsidiary	[1]		(9)
Exchange and other adjustments		10	26
Ending Balance		550	1,146
The Bank [member]
Net amount recognised in the balance sheet
Beginning Balance		667	633
Net defined benefit pension charge		(129)	(193)
Actuarial gains (losses) on defined benefit obligation		(3,473)	760
Return on plan assets		2,700	(983)
Employer contributions		558	451
Transfer of subsidiary	[1]
Exchange and other adjustments		24	(1)
Ending Balance		£ 347	£ 667

[1]	Prior to the disposal of the Scottish Widows Group in 2018, its subsidiary Scottish Widows Services Limited transferred to the direct ownership of the Bank; this subsidiary is the participating employer in the Scottish Widows Retirement Benefits Scheme.